Customers and Other Financing and Non-Financing Accounts Receivable	9 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of September 30, 2023 and December 31, 2022, accounts receivable and other receivables were as follows:
A.    Customers

	September 30, 2023		December 31, 2022
Domestic customers, net	Ps.	82,752,450	Ps.	69,979,713
Export customers, net	42,878,983		37,137,432
Total customers, net	Ps.	125,631,433	Ps.	107,117,145

B.    Other financial and non-financial accounts receivable

	September 30, 2023		December 31, 2022
Financial assets:
Sundry debtors (1)	Ps.	38,789,335	Ps.	40,074,758
Employees and officers	5,033,035		4,965,645
Total financial assets	Ps.	43,822,370	Ps.	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	56,922,798	Ps.	44,597,094
Special Tax on Production and Services	19,543,438		75,213,134
Other accounts receivable	5,312,524		2,911,791
Total non-financial assets	Ps.	81,778,760	Ps.	122,722,019
(1)